Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,509,547)	$ (2,518,864)	$ (12,543,737)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	59,278	55,076	63,095
Amortization	428,431	428,431	428,434
Financial expenses in connection with convertible loans	(167,364)	7,892,632	2,597,476
Interest in connection with short term loans	819	4,004
Share-based compensation	480,942	458,373	464,773
Restricted shares issued for services	6,750		34,045
Goodwill impairment			265,089
Intangible asset impairment	2,108,117
Capital loss			43,216
Change in fair value of warrants and capital note	(91,516)	(8,112,118)	7,011,437
Change in operating assets and liabilities:
Change in accounts receivable, net	(64,074)	152,754	(112,873)
Change in other current assets	22,471	(162,681)	156,041
Change in inventory	29,691	16,822	17,539
Change in trade payables	(117,555)	14,142	(171,463)
Change in employees and payroll accruals	(489,476)	433,313	70,582
Change in accrued expenses and other current liabilities	(586,393)	484,690	882,589
Net cash used in operating activities	(2,889,426)	(853,426)	(793,757)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash acquired in acquisition of Jet CU (see also Note 3)			811,773
Purchase of property and equipment	(93,168)	(1,869)	(2,860)
Net cash provided by (used in) investing activities	(93,168)	(1,869)	808,913
CASH FLOWS FROM FINANCING ACTIVITIES:
Change in in short term bank credit	(69,877)	14,032	(36,385)
Proceeds in connection with issuance of ordinary shares	3,395,000
Change in in short term loans		230,000
Proceeds from convertible loans and related warrants		255,000	16,748
Advance payment on the account of issuing ordinary shares		350,000
Proceeds (repayment) of short-tern bank loan			(14,489)
Net cash provided by (used in) financing activities	3,325,123	849,032	(34,126)
Decrease in cash and restricted cash	342,529	(6,263)	(18,970)
CASH AND RESTRICTED CASH AT THE BEGINNING OF THE YEAR	25,064	31,327	50,297
CASH AND RESTRICTED CASH AT THE END OF THE YEAR	367,593	25,064	31,327
SUPPLEMENTAL INFORMATION AND DISCLOSURE OF NON-CASH FINANCING ACTIVITIES
Issuance of ordinary shares and warrants in connection with acquisition (see also Note 3)			411,781
Conversion of convertible loans including interest to ordinary shares		13,077,466	65,745
Conversion of short term loans including interest to ordinary shares	234,823
Right of use asset recognized with corresponding lease liabilities	135,107
Allocation of the 8,000,000 warrants FV granted to former Jet CU shareholders to the consolidated statement of shareholders’ equity (deficit) as of September 23, 2021 in exchange for 5,428,572 additional ordinary shares		488,907
Cash	362,609	19,437	31,327
Restricted cash	4,984	5,627
Total	$ 367,593	$ 25,064	$ 31,327